Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit (loss)	$ 98,562	$ 176,455